Warrants to Purchase Common Stock (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrants	150,835
Warrant exercise price	$ 0.20
Stock based compensation expense	$ 40,204
Gain related to change in estimated dollar value of earn-out payable	123,946	117,477
WarrantIssuance 1 [Member]
Warrants	114,784
Warrant exercise price	$ 12
Warrrant Issuance 2 [Member]
Warrants	25,588
Warrant exercise price	$ 12
Warrant Issuance 3 [Member]
Warrants	21,171
Warrants to purchase shares of common stock	32,054
Warrant Issuance 4 [Member]
Warrants	108,318
Warrant exercise price	$ 1.20
Warrants expiring next twelve months	86,949
Warrants expiring after twelve months	21,369
Warrant Issuance 5 [Member]
Warrants	4,541,612
Warrant exercise price	$ 1.20
Warrant Issuance 6 [Member]
Warrants	611,746
Warrant exercise price	$ 1.20
Warrant Issuance 7 [Member]
Warrants	25,384
Warrant exercise price	$ 1.20
Warrant Issuance 8 [Member]
Warrants	8,845
Warrant exercise price	$ 1.20
Compensation expense to General and Administrative	$ 16,188
Warrant Issuance 9 [Member]
Warrants	5,187,587
Warrant exercise price	$ 1.20
Warrants expiring next twelve months	34,229
Warrants expiring after twelve months	5,153,358